Business Combinations - Greenpac Holding LLC (Details) $ in Millions			1 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) shares	Apr. 04, 2017 CAD ($)	Dec. 31, 2017	Nov. 30, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2016	Nov. 30, 2017 CAD ($)	Sep. 30, 2017 CAD ($)
Greenpac Holding LLC
Disclosure of detailed information about business combination
Cash paid		$ 0
Share repurchase purchase commitment recognized as of acquisition date		85,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		156,000,000
Accumulated other comprehensive loss reclassified to net earnings		(4,000,000)
Income tax recovery		70,000,000
Fair value of acquired receivables		20,000,000
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents								$ 34,000,000
Accounts receivable								20,000,000
Inventories								23,000,000
Current portion of financial assets								4,000,000
Property, plant and equipment								512,000,000
Financial assets								16,000,000
Intangible assets with finite useful life (client list)								39,000,000
Goodwill		$ 190,000,000						190,000,000
Total assets								838,000,000
Trade and other payables								(39,000,000)
Current portion of long-term debt								(15,000,000)
Current portion of financial liabilities and other liabilities								(90,000,000)
Long-term debt								(238,000,000)
Financial liabilities								(4,000,000)
Deferred income tax liabilities								(91,000,000)
Net assets acquired								361,000,000
Non-controlling interests								(57,000,000)
Net assets acquired, less portion attributable to non-controlling interest								304,000,000
Total non-cash consideration
Previously held interest								187,000,000
Revaluation gain on previously held interest on April 4, 2017								156,000,000
Settlement of net liabilities with acquiree before the transaction								39,000,000
Total non-cash consideration								$ 304,000,000
Greenpac Holding LLC
Disclosure of detailed information about business combination
Proportion of ownership interest in subsidiary			82.83%	78.30%
Proportion of ownership interest in subsidiary			59.70%		59.70%
Percentage of income related to associate			71.80%
Percentage of taxable income				62.50%	82.83%
Containerboard Partners (Ontario) Inc. [Member] | Greenpac Holding LLC
Disclosure of detailed information about business combination
Cash paid	$ 15			$ 15			$ 19,000,000
Proportion of ownership interest in subsidiary	53.00%					23.00%
Total non-cash consideration
Additional shares acquired | shares	90
Indirect ownership interest in subsidiary	3.60%					6.40%